Information by Segment - Summary of Assets and Liabilities by Segment (Detail) - CLP ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 20, 2017	Dec. 31, 2016
Disclosure Of Segment Assets And Liabilities [Line Items]
TOTAL CURRENT ASSETS	$ 1,018,212,660,000	$ 996,947,772,000
Cash and cash equivalents	235,684,500,000	245,171,924,000	$ 419,456,026,000		$ 245,999,192,000
Other current financial assets	1,310,595,000	40,303,173,000
Other current non-financial assets	34,634,563,000	22,406,088,000
Trade and other current receivables	511,455,330,000	478,170,067,000
Current accounts receivable from related parties	68,182,133,000	54,171,060,000
Inventories	39,672,250,000	56,961,643,000
Current tax assets	127,273,289,000	99,763,817,000
TOTAL NON-CURRENT ASSETS	6,839,775,504,000	6,491,072,392,000
Other non-current financial assets	7,220,620,000	7,269,669,000
Other non-current non-financial assets	38,050,184,000	44,608,012,000
Trade and other non-current receivables	313,574,385,000	60,527,843,000
Non-Current accounts payable from related companies	34,407,142,000
Investments accounted for using the equity method	7,928,588,000	12,873,531,000	16,912,454,000
Intangible assets other than goodwill	132,278,593,000	115,372,393,000	55,170,904,000
Goodwill	917,352,974,000	915,044,725,000	887,257,655,000
Property, plant and equipment	5,360,319,624,000	5,308,647,633,000	3,585,687,137,000
Investment property	6,795,155,000	7,557,356,000	8,356,772,000
Deferred tax assets	21,848,239,000	19,171,230,000
TOTAL ASSETS	7,857,988,164,000	7,488,020,164,000
TOTAL CURRENT LIABILITIES	1,041,299,852,000	1,217,464,152,000
Other current financial liabilities	214,656,576,000	410,665,815,000
Trade and other current payables	599,263,208,000	554,286,324,000
Current accounts payable to related parties	159,809,887,000	157,936,325,000
Other current provisions	4,065,965,000	5,588,786,000
Current tax liabilities	17,995,833,000	17,677,920,000
Other current non-financial liabilities	45,508,383,000	71,308,982,000
TOTAL NON-CURRENT LIABILITIES	3,069,404,660,000	2,596,392,231,000
Other non-current financial liabilities	1,740,169,919,000	1,705,833,503,000
Trade and other non-current payables	56,250,085,000	2,584,180,000
Non-current accounts payable to related parties	784,373,484,000	447,193,802,000
Other long-term provisions	171,860,282,000	105,871,375,000
Deferred tax liabilities	249,284,641,000	278,080,054,000
Non-current provisions for employee benefits	66,163,490,000	56,602,664,000
Other non-current non-financial liabilities	1,302,759,000	226,653,000
TOTAL EQUITY	3,747,283,652,000	3,674,163,781,000	3,786,961,657,000		3,462,993,642,000
Equity attributable to Enel Chile	3,484,697,986,000	3,421,228,519,000
Allocated capital	3,882,103,470,000	3,954,491,479,000		$ 1,891,727,278,668
Retained earnings	2,008,103,651,000	1,914,797,613,000
Treasury shares		(72,388,009,000)
Other reserves	(2,405,509,135,000)	(2,375,672,564,000)	(997,330,548,000)		$ (1,035,092,978,000)
Non-controlling interests	262,585,666,000	252,935,262,000	$ 803,577,647,000
TOTAL LIABILITIES AND EQUITY	7,857,988,164,000	7,488,020,164,000
Operating Segments | Generation
Disclosure Of Segment Assets And Liabilities [Line Items]
TOTAL CURRENT ASSETS	941,262,837,000	997,843,912,000
Cash and cash equivalents	26,391,853,000	155,591,949,000
Other current financial assets	489,658,000	39,507,485,000
Other current non-financial assets	8,908,239,000	14,074,044,000
Trade and other current receivables	230,670,997,000	254,374,451,000
Current accounts receivable from related parties	587,067,775,000	422,492,265,000
Inventories	34,705,515,000	48,221,915,000
Current tax assets	53,028,800,000	63,581,803,000
TOTAL NON-CURRENT ASSETS	4,771,905,050,000	4,625,205,545,000
Other non-current financial assets	7,189,431,000	6,554,114,000
Other non-current non-financial assets	34,903,436,000	42,006,844,000
Trade and other non-current receivables	88,225,632,000	1,565,812,000
Non-Current accounts payable from related companies	80,926,788,000
Investments accounted for using the equity method	7,928,588,000	12,873,531,000
Intangible assets other than goodwill	76,077,944,000	68,776,401,000
Goodwill	33,135,272,000	32,500,603,000
Property, plant and equipment	4,422,575,593,000	4,442,872,809,000
Deferred tax assets	20,942,366,000	18,055,431,000
TOTAL ASSETS	5,713,167,887,000	5,623,049,457,000
TOTAL CURRENT LIABILITIES	844,513,549,000	909,428,562,000
Other current financial liabilities	211,928,086,000	196,141,320,000
Trade and other current payables	300,957,548,000	317,337,886,000
Current accounts payable to related parties	296,861,070,000	337,986,306,000
Other current provisions	3,619,734,000	5,195,377,000
Current tax liabilities	17,717,789,000	12,563,801,000
Other current non-financial liabilities	13,429,322,000	40,203,872,000
TOTAL NON-CURRENT LIABILITIES	1,899,077,568,000	1,846,575,202,000
Other non-current financial liabilities	998,974,951,000	1,028,833,254,000
Trade and other non-current payables	2,281,053,000	2,556,521,000
Non-current accounts payable to related parties	486,839,484,000	447,193,802,000
Other long-term provisions	160,006,401,000	91,898,262,000
Deferred tax liabilities	231,156,234,000	260,950,163,000
Non-current provisions for employee benefits	19,819,445,000	15,143,200,000
TOTAL EQUITY	2,969,576,770,000	2,867,045,693,000
Equity attributable to Enel Chile	2,969,576,770,000	2,867,045,693,000
Allocated capital	1,185,731,351,000	1,137,185,366,000
Retained earnings	1,735,720,458,000	1,626,928,911,000
Share Premium	85,511,492,000	85,511,492,000
Other reserves	(37,386,531,000)	17,419,924,000
TOTAL LIABILITIES AND EQUITY	5,713,167,887,000	5,623,049,457,000
Operating Segments | Distribution
Disclosure Of Segment Assets And Liabilities [Line Items]
TOTAL CURRENT ASSETS	289,393,932,000	296,453,471,000
Cash and cash equivalents	2,331,365,000	4,969,412,000
Other current financial assets	64,220,000	62,226,000
Other current non-financial assets	8,868,077,000	5,648,807,000
Trade and other current receivables	260,840,410,000	218,310,327,000
Current accounts receivable from related parties	10,115,510,000	59,827,152,000
Inventories	3,150,943,000	3,528,174,000
Current tax assets	4,023,407,000	4,107,373,000
TOTAL NON-CURRENT ASSETS	1,175,550,962,000	982,926,699,000
Other non-current financial assets	22,741,000	26,410,000
Other non-current non-financial assets	2,576,585,000	2,600,071,000
Trade and other non-current receivables	157,051,933,000	41,993,899,000
Intangible assets other than goodwill	51,360,795,000	41,963,796,000
Goodwill	2,240,478,000	2,240,478,000
Property, plant and equipment	961,392,557,000	893,246,804,000
Deferred tax assets	905,873,000	855,241,000
TOTAL ASSETS	1,464,944,894,000	1,279,380,170,000
TOTAL CURRENT LIABILITIES	317,248,207,000	450,182,594,000
Other current financial liabilities	738,783,000	2,000
Trade and other current payables	200,472,938,000	156,939,551,000
Current accounts payable to related parties	87,507,312,000	258,410,862,000
Current tax liabilities	34,718,000	5,114,119,000
Other current non-financial liabilities	28,494,456,000	29,718,060,000
TOTAL NON-CURRENT LIABILITIES	301,769,861,000	63,065,351,000
Other non-current financial liabilities	2,993,326,000
Trade and other non-current payables	53,968,545,000	27,172,000
Non-current accounts payable to related parties	182,031,404,000
Other long-term provisions	11,853,881,000	13,973,113,000
Deferred tax liabilities	19,818,625,000	21,335,014,000
Non-current provisions for employee benefits	29,801,321,000	27,503,399,000
Other non-current non-financial liabilities	1,302,759,000	226,653,000
TOTAL EQUITY	845,926,826,000	766,132,225,000
Equity attributable to Enel Chile	845,926,826,000	766,132,225,000
Allocated capital	230,137,980,000	230,137,980,000
Retained earnings	933,560,288,000	852,296,368,000
Share Premium	354,220,000	354,220,000
Other reserves	(318,125,662,000)	(316,656,343,000)
TOTAL LIABILITIES AND EQUITY	1,464,944,894,000	1,279,380,170,000
Holdings, Eliminations and Others [Member]
Disclosure Of Segment Assets And Liabilities [Line Items]
TOTAL CURRENT ASSETS	(212,444,109,000)	(297,349,611,000)
Cash and cash equivalents	206,961,282,000	84,610,563,000
Other current financial assets	756,717,000	733,462,000
Other current non-financial assets	16,858,247,000	2,683,237,000
Trade and other current receivables	19,943,923,000	5,485,289,000
Current accounts receivable from related parties	(529,001,152,000)	(428,148,357,000)
Inventories	1,815,792,000	5,211,554,000
Current tax assets	70,221,082,000	32,074,641,000
TOTAL NON-CURRENT ASSETS	892,319,492,000	882,940,148,000
Other non-current financial assets	8,448,000	689,145,000
Other non-current non-financial assets	570,163,000	1,097,000
Trade and other non-current receivables	68,296,820,000	16,968,132,000
Non-Current accounts payable from related companies	(46,519,646,000)
Intangible assets other than goodwill	4,839,854,000	4,632,196,000
Goodwill	881,977,224,000	880,303,644,000
Property, plant and equipment	(23,648,526,000)	(27,471,980,000)
Investment property	6,795,155,000	7,557,356,000
Deferred tax assets		260,558,000
TOTAL ASSETS	679,875,383,000	585,590,537,000
TOTAL CURRENT LIABILITIES	(120,461,904,000)	(142,147,004,000)
Other current financial liabilities	1,989,707,000	214,524,493,000
Trade and other current payables	97,832,722,000	80,008,887,000
Current accounts payable to related parties	(224,558,495,000)	(438,460,843,000)
Other current provisions	446,231,000	393,409,000
Current tax liabilities	243,326,000
Other current non-financial liabilities	3,584,605,000	1,387,050,000
TOTAL NON-CURRENT LIABILITIES	868,557,231,000	686,751,678,000
Other non-current financial liabilities	738,201,642,000	677,000,249,000
Trade and other non-current payables	487,000	487,000
Non-current accounts payable to related parties	115,502,596,000
Deferred tax liabilities	(1,690,218,000)	(4,205,123,000)
Non-current provisions for employee benefits	16,542,724,000	13,956,065,000
TOTAL EQUITY	(68,219,944,000)	40,985,863,000
Equity attributable to Enel Chile	(68,219,944,000)	40,985,863,000
Allocated capital	2,466,234,139,000	2,587,168,133,000
Retained earnings	(661,177,095,000)	(564,427,666,000)
Share Premium	(85,865,712,000)	(85,865,712,000)
Treasury shares		(72,388,009,000)
Other reserves	(1,787,411,276,000)	(1,823,500,883,000)
TOTAL LIABILITIES AND EQUITY	$ 679,875,383,000	$ 585,590,537,000